Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue recognition
Schedule of revenue components

Net sales to external customers by region(1)

EURm	2020	2019	2018
Asia Pacific	3 847	4 556	4 081
Europe	6 620	6 620	6 489
Greater China	1 376	1 843	2 165
Latin America	995	1 472	1 380
Middle East & Africa	1 893	1 876	1 874
North America	7 121	6 948	6 574
Total	21 852	23 315	22 563

(1)   Net sales to external customers by region are based on the location of the customer.

Schedule of unsatisfied performance obligations

	2020	2019
Within 1 year	68%	69%
2-3 years	31%	27%
More than 3 years	1%	4%
Total	100%	100%